Accounts Payable and Accrued Expenses - Schedule of Accounts Payables and Accrued Expenses (Details) - USD ($)	Jun. 30, 2020		Apr. 08, 2020	Dec. 31, 2019		Dec. 31, 2018
Payables and Accruals [Abstract]
Accounts payable	$ 737,363			$ 857,846		$ 841,334
Accrued payroll	81,729			139,320		181,452
Accrued professional fees	248,324			329,826		296,518
Accrued board members fees	8,054			59,864		143,108
Accrued rent expense	192,644			269,644		618,120
Accrued stock compensation expense	284,855	[1],[2]	$ 46,000		[1],[2]
Sales taxes payable	253,831	[3]		329,089	[4]	297,160	[4]
Accrued interest	21,752			520,682		433,494
Accrued interest, related parties				79,523
Other accrued expenses	41,007			45,154		76,194
Accounts payables and accrued expenses	$ 1,869,559			$ 2,630,948		$ 2,887,380

[1]	Included within accrued stock compensation expense is a liability of $142,000 related to 200,000 stock options to be issued by the Company. See Note 11 - Commitments and Contingencies - Consulting Agreements for details related to the Options.
[2]	The Company accrued a liability of $142,855 related to an aggregate of 28,571 shares of common stock earned by a consultant upon the completion of the initial public offering pursuant to their consulting agreement entered into on September 12, 2018, which has not been issued by the Company to date due to an administrative delay.
[3]	See Note 11 - Commitments and Contingencies -Taxes for detailed related to delinquent sales taxes.
[4]	See Note 15 - Commitments and Contingencies -Taxes for detailed related to delinquent sales taxes.